Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of income tax reconciliation [abstract]
Loss before income tax	$ (635.2)	$ (186.2)	[1]	$ (136.2)	[1]
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	216.0	63.3		46.3
Tax on profits of overseas subsidiaries	(21.3)	(72.3)		(33.2)
Transfer Pricing and Thin Capitalization	(47.7)
Functional currency effect of the non monetary assets	(250.4)	16.4		(117.4)
Research and development tax incentives	1.6	23.0		27.7
Interest on own capital				3.0
Equity in the earnings of subsidiaries	0.8
Fiscal credits (recognized and non recognized)	(104.6)	(16.7)		(26.0)
Tax rate difference	10.4	6.6		30.9
Other differences between accounting and fiscal basis	195.6	(150.6)		33.7
Effects of Dropdown	(93.5)
Total income tax expense	(309.1)	(193.6)		(81.3)
Income tax and social contribution income (expense) benefit as reported	(93.1)	(130.3)	[1]	(35.0)	[1]
Current income tax and social contribution expense as reported	11.6	(97.1)		(56.2)
Deferred income tax and social contribution income (expense) benefit as reported	$ (104.7)	$ (33.2)		$ 21.2

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).